HEDGING TRANSACTIONS AND DERIVATIVE FINANCIAL INSTRUMENTS (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flow Hedges
Gains and (losses) related to derivative instruments
Gain (Loss) Recognized in OCI	$ 90	$ (9)	$ (306)
Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	(82)	(243)	(17)
Gain (Loss) Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing)	2	(1)	(2)
Cash Flow Hedges | Interest rate contracts | Interest expense
Gains and (losses) related to derivative instruments
Gain (Loss) Recognized in OCI	1	(11)	0
Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	(12)	(12)	(15)
Gain (Loss) Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing)	0	(1)	0
Cash Flow Hedges | Foreign Currency Contracts | Net operating revenues
Gains and (losses) related to derivative instruments
Gain (Loss) Recognized in OCI	59	3	(307)
Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	(46)	(231)	(2)
Gain (Loss) Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing)	2	0	(2)
Cash Flow Hedges | Foreign Currency Contracts | Cost of goods sold
Gains and (losses) related to derivative instruments
Gain (Loss) Recognized in OCI	34
Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	(23)
Gain (Loss) Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing)	0
Cash Flow Hedges | Commodity contracts | Cost of goods sold
Gains and (losses) related to derivative instruments
Gain (Loss) Recognized in OCI	(4)	(1)	1
Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	(1)	0	0
Gain (Loss) Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing)	0	0	0
Fair Value Hedges
Gains and (losses) related to derivative instruments
Gain (Loss) Recognized in Income	43
Fair Value Hedges | Interest expense
Gains and (losses) related to derivative instruments
Gain (Loss) Recognized in Income	47	10	5
Fair Value Hedges | Other income (loss) - net
Gains and (losses) related to derivative instruments
Gain (Loss) Recognized in Income	(4)
Fair Value Hedges | Interest rate contracts | Interest expense
Gains and (losses) related to derivative instruments
Gain (Loss) Recognized in Income	89	343	(97)
Fair Value Hedges | Foreign Currency Contracts | Other income (loss) - net
Gains and (losses) related to derivative instruments
Gain (Loss) Recognized in Income	42
Fair Value Hedges | Available-for-Sale Securities | Other income (loss) - net
Gains and (losses) related to derivative instruments
Gain (Loss) Recognized in Income	(46)
Fair Value Hedges | Fixed Rate Debt | Interest expense
Gains and (losses) related to derivative instruments
Gain (Loss) Recognized in Income	(42)	(333)	102
Net Investment Hedges | Foreign Currency Contracts
Gains and (losses) related to derivative instruments
Gain (Loss) Recognized in OCI	(61)	(3)	(15)
Derivatives Not Designated as Hedging Instruments
Gains and (losses) related to derivative instruments
Gain (Loss) Recognized in Income	(62)	(87)	(118)
Derivatives Not Designated as Hedging Instruments | Foreign Currency Contracts | Net operating revenues
Gains and (losses) related to derivative instruments
Gain (Loss) Recognized in Income	(7)	7	(15)
Derivatives Not Designated as Hedging Instruments | Foreign Currency Contracts | Other income (loss) - net
Gains and (losses) related to derivative instruments
Gain (Loss) Recognized in Income	24	(37)	(46)
Derivatives Not Designated as Hedging Instruments | Foreign Currency Contracts | Cost of goods sold
Gains and (losses) related to derivative instruments
Gain (Loss) Recognized in Income	0	(12)	(9)
Derivatives Not Designated as Hedging Instruments | Interest rate swaps | Interest expense
Gains and (losses) related to derivative instruments
Gain (Loss) Recognized in Income	0	0	(5)
Derivatives Not Designated as Hedging Instruments | Interest rate locks | Interest expense
Gains and (losses) related to derivative instruments
Gain (Loss) Recognized in Income	0	0	(104)
Derivatives Not Designated as Hedging Instruments | Commodity contracts | Net operating revenues
Gains and (losses) related to derivative instruments
Gain (Loss) Recognized in Income	4	0	0
Derivatives Not Designated as Hedging Instruments | Commodity contracts | Cost of goods sold
Gains and (losses) related to derivative instruments
Gain (Loss) Recognized in Income	(110)	(42)	40
Derivatives Not Designated as Hedging Instruments | Commodity contracts | Selling, general and administrative expenses
Gains and (losses) related to derivative instruments
Gain (Loss) Recognized in Income	9	(11)	0
Derivatives Not Designated as Hedging Instruments | Other Derivative Instruments | Selling, general and administrative expenses
Gains and (losses) related to derivative instruments
Gain (Loss) Recognized in Income	$ 18	$ 8	$ 21